RELATED PARTY TRANSACTIONS - Net Parent Investment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Net proceeds	$ 900
IBM
Related Party Transaction [Line Items]
Cash pooling and general financing activities/other	(384)	$ (4,167)	$ (4,392)
Allocation of Parent's corporate expenses/other	1,255	1,668	1,610
Related party sales and purchases	2,440	2,991	2,944
Related party intangible assets fee	63	80	38
Income taxes	721	299	399
Issuance of common stock and reclassification of net parent investment	(4,095)
Income taxes	(721)	(299)	(399)
Allocation of Parent's stock-based compensation	(58)	(64)	(51)
Other	749	(131)	(130)
Amount of transfers from Parent		872	598
Net transfers from parent in statement of cash flows	$ (30)	$ 377	$ 18